Schedule of Investments
July 31, 2020
(Unaudited)
Shares		Value
Common Stocks & Other Equity Interests–99.44%
Argentina–1.52%
MercadoLibre, Inc.(a)	776	$872,705
Australia–8.87%
Ansell Ltd.	61,583	1,694,994
Brambles Ltd.	96,869	748,434
Glencore PLC(a)	342,711	790,315
Rio Tinto PLC	18,418	1,122,507
Woodside Petroleum Ltd.	52,846	754,784
		5,111,034
Belgium–1.94%
Umicore S.A.	23,805	1,118,445
China–5.59%
Alibaba Group Holding Ltd., ADR(a)	3,919	983,747
Autohome, Inc., ADR	8,515	746,340
China International Capital Corp. Ltd., H Shares(a)(b)	282,800	668,576
Ping An Healthcare and Technology Co. Ltd.(a)(b)	29,500	504,721
Xinyi Glass Holdings Ltd.	216,000	316,181
		3,219,565
France–15.18%
Airbus SE(a)	8,124	599,403
BNP Paribas S.A.(a)	45,059	1,828,127
Cie Generale des Etablissements Michelin S.C.A.	8,506	890,037
Dassault Systemes SE	6,818	1,243,691
Sanofi	19,534	2,042,120
SOITEC(a)	4,873	575,213
Vivendi S.A.	59,092	1,565,695
		8,744,286
Germany–12.46%
Infineon Technologies AG	61,687	1,541,786
Muenchener Rueckversicherungs-Gesellschaft AG	3,139	834,565
RWE AG	30,819	1,165,063
SAP SE	14,994	2,371,907
Siemens AG	9,849	1,262,045
		7,175,366
Hong Kong–2.61%
AIA Group Ltd.	167,600	1,501,936
India–1.23%
Housing Development Finance Corp. Ltd.	29,772	710,728
Ireland–0.66%
Ryanair Holdings PLC, ADR(a)	5,047	378,525
Italy–4.20%
Enel S.p.A.	264,575	2,421,736
Japan–16.36%
Asahi Group Holdings Ltd.	19,400	636,818
Shares		Value
Japan–(continued)
FANUC Corp.	7,600	$1,277,093
Hitachi Ltd.	49,400	1,466,420
KDDI Corp.	44,500	1,369,832
Keisei Electric Railway Co. Ltd.	29,200	714,186
Kobe Bussan Co. Ltd.	11,600	713,302
Koito Manufacturing Co. Ltd.	22,000	865,924
Komatsu Ltd.	19,293	380,619
Nissan Chemical Corp.	10,300	543,539
Shionogi & Co. Ltd.	10,200	605,841
SoftBank Group Corp.	13,500	850,248
		9,423,822
Luxembourg–1.77%
ArcelorMittal S.A.(a)	91,693	1,019,822
Netherlands–2.84%
Heineken N.V.	11,324	1,101,119
ING Groep N.V.	77,085	534,435
		1,635,554
Russia–0.76%
Sberbank of Russia PJSC, ADR(a)	36,879	439,598
Singapore–1.15%
DBS Group Holdings Ltd.	46,460	662,640
South Korea–1.91%
Samsung Electronics Co. Ltd.	22,611	1,100,527
Spain–3.12%
CaixaBank S.A.	312,193	674,506
Iberdrola S.A.	87,018	1,123,259
		1,797,765
Switzerland–3.19%
Novartis AG, ADR	22,337	1,834,761
United Kingdom–9.38%
Experian PLC	31,121	1,096,646
Hiscox Ltd.	97,720	1,004,082
Nomad Foods Ltd.(a)	51,177	1,180,142
Reckitt Benckiser Group PLC	10,708	1,083,038
Vodafone Group PLC, ADR	68,527	1,041,610
		5,405,518
United States–4.70%
Aptiv PLC(a)	8,844	687,621
Chubb Ltd.	6,957	885,208
James Hardie Industries PLC, CDI	54,848	1,133,896
		2,706,725
Total Common Stocks & Other Equity Interests (Cost $53,500,176)		57,281,058
Money Market Funds–1.03%
Invesco Government & Agency Portfolio, Institutional Class, 0.07%(c)(d)	357,758	357,758

See accompanying notes which are an integral part of this schedule.
Invesco International Core Equity Fund

Shares		Value
Money Market Funds–(continued)
Invesco Treasury Portfolio, Institutional Class, 0.07%(c)(d)	238,505	$238,505
Total Money Market Funds (Cost $596,263)		596,263
TOTAL INVESTMENTS IN SECURITIES—100.47% (Cost $54,096,439)		57,877,321
OTHER ASSETS LESS LIABILITIES–(0.47)%		(273,478)
NET ASSETS–100.00%		$57,603,843
Investment Abbreviations:
ADR	– American Depositary Receipt
CDI	– CREST Depository Interest
Notes to Schedule of Investments:
(a)	Non-income producing security.
(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at July 31, 2020 was $1,173,297, which represented 2.04% of the Fund’s Net Assets.
(c)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended July 31, 2020.

	Value October 31, 2019	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value July 31, 2020	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$330,611	$5,562,279	$(5,535,132)	$-	$-	$357,758	$2,075
Invesco Treasury Portfolio, Institutional Class	220,408	3,708,185	(3,690,088)	-	-	238,505	1,355
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Government & Agency Portfolio, Institutional Class	-	548,974	(548,974)	-	-	-	58
Invesco Liquid Assets Portfolio, Institutional Class	-	86,173	(86,173)	-	-	-	20
Invesco Private Government Fund	-	1,152,413	(1,152,413)	-	-	-	18
Invesco Private Prime Fund	-	226,054	(226,054)	-	-	-	11
Total	$551,019	$11,284,078	$(11,238,834)	$-	$-	$596,263	$3,537

(d)	The rate shown is the 7-day SEC standardized yield as of July 31, 2020.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco International Core Equity Fund

Notes to Quarterly Schedule of Portfolio Holdings
July 31, 2020
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of July 31, 2020. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Argentina	$872,705	$—	$—	$872,705
Australia	—	5,111,034	—	5,111,034
Belgium	—	1,118,445	—	1,118,445
China	1,730,087	1,489,478	—	3,219,565
France	—	8,744,286	—	8,744,286
Germany	—	7,175,366	—	7,175,366
Hong Kong	—	1,501,936	—	1,501,936
India	—	710,728	—	710,728
Ireland	378,525	—	—	378,525
Italy	—	2,421,736	—	2,421,736
Japan	—	9,423,822	—	9,423,822
Luxembourg	—	1,019,822	—	1,019,822
Netherlands	—	1,635,554	—	1,635,554
Russia	439,598	—	—	439,598
Singapore	—	662,640	—	662,640
South Korea	—	1,100,527	—	1,100,527
Spain	—	1,797,765	—	1,797,765
Switzerland	1,834,761	—	—	1,834,761
United Kingdom	2,221,752	3,183,766	—	5,405,518
United States	1,572,829	1,133,896	—	2,706,725
Money Market Funds	596,263	—	—	596,263
Total Investments	$9,646,520	$48,230,801	$—	$57,877,321
NOTE 2—Coronavirus (COVID-19) Pandemic
During the first quarter of 2020, the World Health Organization declared COVID-19 to be a public health emergency. COVID-19 has led to increased short-term market volatility and may have adverse long-term effects on U.S. and world economies and markets in general. COVID-19 may adversely impact the Fund’s ability to achieve its investment objective, as stated in the most recent shareholder report. Because of the uncertainties on valuation, the global economy and business operations, values reflected in the Schedule of Investments may materially differ from the value received upon actual sales of those investments.
The extent of the impact on the performance of the Fund and its investments will depend on future developments, including the duration and spread of the COVID-19 outbreak, related restrictions and advisories, and the effects on the financial markets and economy overall, all of which are highly uncertain and cannot be predicted.
Invesco International Core Equity Fund